Related Party Transactions - Summary Of Transactions With Related Party (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Related Party | Hainan Huiliu | Labor consulting service received
Related Party Transactions
Transactions with related party	¥ 19,671	$ 2,707	¥ 21,693